Fees Summary	Feb. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 579,000
Previously Paid Amount	0.00
Total Fee Amount	79.96
Total Offset Amount	0.00
Net Fee	79.96
Narrative - Max Aggregate Offering Price	$ 579,000
Final Prospectus	true